UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |_|; Amendment Number:  _______
   This Amendment (Check only one):  |_|  is a restatement.
                                     |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steel Partners II, L.P.
Address:  590 Madison Avenue, 32nd Floor
          New York, New York 10022


Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sanford Antignas
Title:   Attorney-In-Fact for Warren G. Lichtenstein,
         Managing Member of General Partner of Steel Partners II, L.P.
Phone:   212-520-2300

Signature, Place, and Date of Signing:

         /s/ Sanford Antignas, New York, NY, November 14, 2008

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                         ------------------

Form 13F Information Table Entry Total:            53
                                         ------------------

Form 13F Information Table Value Total:      $1210725
                                         ------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.    Form 13F File Number    Name

       1     28-10766                Warren G. Lichtenstein
      --------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                            TITLE OF              VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER             CLASS       CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------            --------     -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----
-----------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                 COM         00651F108   70893    21613733  SH           OTHER          1           0     21613733   0
-----------------------------------------------------------------------------------------------------------------------------------
ALTERNATIVE ASSET MGMT      COM         02149U101     900      100000  SH           OTHER          1           0       100000   0
ACQU
-----------------------------------------------------------------------------------------------------------------------------------
ATLAS ACQUISITION HLDGS     COM         049162100     184       20500  SH           OTHER          1           0        20500   0
CORP
-----------------------------------------------------------------------------------------------------------------------------------
ATLAS ACQUISITION HLDGS     UNIT        049162209     370       41100  SH           OTHER          1           0        41100   0
CORP                        99/99/9999
-----------------------------------------------------------------------------------------------------------------------------------
BEVERLY HILLS BANCORP DEL   COM         087866109      49       39529  SH           OTHER          1           0        39529   0
-----------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                   COM         109696104  175371     2874000  SH    CALL   OTHER          1           0      2874000   0
-----------------------------------------------------------------------------------------------------------------------------------
CENTERPLATE INC             UNIT        15200E204     147       48400  SH           OTHER          1           0        48400   0
                            99/99/9999
-----------------------------------------------------------------------------------------------------------------------------------
CHEMTURA CORP               COM         163893100   17365     3808167  SH           OTHER          1           0      3808167   0
-----------------------------------------------------------------------------------------------------------------------------------
CHURCHILL VENTURES LTD      COM         17157P109    1484      190300  SH           OTHER          1           0       190300   0
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBUS ACQUISITION CORP   COM         198851107     380       50000  SH           OTHER          1           0        50000   0
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                 COM NEW     208464883   63869    18144661  SH           OTHER          1           0     18144661   0
-----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL MATLS CORP      COM PAR     211615307    6840      335700  SH           OTHER          1           0       335700   0
                            $0.25
-----------------------------------------------------------------------------------------------------------------------------------
EARTHLINK INC               COM         270321102   96463    11348540  SH           OTHER          1           0     11348540   0
-----------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC              COM         26874Q100   28815      500000  SH    CALL   OTHER          1           0       500000   0
-----------------------------------------------------------------------------------------------------------------------------------
FORTRESS INVESTMENT         CL A        34958B106     210       20000  SH           OTHER          1           0        20000   0
GROUP LL
-----------------------------------------------------------------------------------------------------------------------------------
GENCORP INC                 COM         368682100   54150     8034059  SH           OTHER          1           0      8034059   0
-----------------------------------------------------------------------------------------------------------------------------------
GEOPETRO RESOURCES CO       COM         37248H304      39       17070  SH           OTHER          1           0        17070   0
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL SHIP LEASE INC NEW   SHS A       Y27183105   14938     2345000  SH           OTHER          1           0      2345000   0
-----------------------------------------------------------------------------------------------------------------------------------
GRANAHAN MCCOURT ACQ CORP   COM         385034103    2024      246800  SH           OTHER          1           0       246800   0
-----------------------------------------------------------------------------------------------------------------------------------
GRANAHAN MCCOURT ACQ CORP   *W EXP      385034111     307      750000  SH           OTHER          1           0       750000   0
                            10/18/201
-----------------------------------------------------------------------------------------------------------------------------------
HICKS ACQUISITION CO I INC  COM         429086309    1790      200000  SH           OTHER          1           0       200000   0
-----------------------------------------------------------------------------------------------------------------------------------
HIGHLANDS ACQUISITION CORP  COM         430880104    5040      560000  SH           OTHER          1           0       560000   0
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON OUTDOORS INC        CL A        479167108    5508      437114  SH           OTHER          1           0       437114   0
-----------------------------------------------------------------------------------------------------------------------------------
KEY ENERGY SVCS INC         COM         492914106   17762     1531176  SH           OTHER          1           0      1531176   0
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA & ENTMT HOLDINGS INC  COM         58439W108     165       22000  SH           OTHER          1           0        22000   0
-----------------------------------------------------------------------------------------------------------------------------------
MERIDIAN INTERSTAT          COM         58964Q104     613       60000  SH           OTHER          1           0        60000   0
BANCORP I
-----------------------------------------------------------------------------------------------------------------------------------
NATHANS FAMOUS INC NEW      COM         632347100   16179     1018200  SH           OTHER          1           0      1018200   0
-----------------------------------------------------------------------------------------------------------------------------------
NAUGATUCK VY FINL CORP      COM         639067107     127       15917  SH           OTHER          1           0        15917   0
-----------------------------------------------------------------------------------------------------------------------------------
NEW FRONTIER MEDIA INC      COM         644398109    6314     2652935  SH           OTHER          1           0      2652935   0
-----------------------------------------------------------------------------------------------------------------------------------
NORTHFIELD LABS INC         COM         666135108      25       87800  SH           OTHER          1           0        87800   0
-----------------------------------------------------------------------------------------------------------------------------------
OCH ZIFF CAP MGMT GROUP     CL A        67551U105     117       10000  SH           OTHER          1           0        10000   0
-----------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD   CL A        G67743107    6674      276600  SH           OTHER          1           0       276600   0
-----------------------------------------------------------------------------------------------------------------------------------
P & F INDS INC              CL A NEW    692830508     790      351085  SH           OTHER          1           0       351085   0
-----------------------------------------------------------------------------------------------------------------------------------
PHARMATHENE INC             COM         71714G102    1916     1076594  SH           OTHER          1           0      1076594   0
-----------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL          COM         74153Q102   44415     1500000  SH    CALL   OTHER          1           0      1500000   0
-----------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE ACQUISITION     W EXP       75966C115      29      476200  SH           OTHER          1           0       476200   0
CORP                        01/28/201
-----------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE ACQUISITION     COM         75966C305    5906     1064100  SH           OTHER          1           0      1064100   0
CORP
-----------------------------------------------------------------------------------------------------------------------------------
RONSON CORP                 COM NEW     776338204     558      483035  SH           OTHER          1           0       483035   0
-----------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC               COM         779382100  311418    10193717  SH           OTHER          1           0     10193717   0
-----------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC               COM         779382100   15275      500000  SH    CALL   OTHER          1           0       500000   0
-----------------------------------------------------------------------------------------------------------------------------------
S L INDS INC                COM         784413106   21313     1608550  SH           OTHER          1           0      1608550   0
-----------------------------------------------------------------------------------------------------------------------------------
SP ACQUISITION HOLDINGS     COM         78470A104   95895    10322400  SH           OTHER          1           0     10322400   0
INC
-----------------------------------------------------------------------------------------------------------------------------------
SP ACQUISITION HOLDINGS     *W EXP      78470A112    5047    16822400  SH           OTHER          1           0     16822400   0
INC                         10/10/201
-----------------------------------------------------------------------------------------------------------------------------------
SAPPHIRE INDUSTRIALS CORP   COM         80306T109    1079      120000  SH           OTHER          1           0       120000   0
-----------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC               COM         816288104    4129     4088019  SH           OTHER          1           0      4088019   0
-----------------------------------------------------------------------------------------------------------------------------------
STONELEIGH PARTNERS         COM         861923100    4331      573700  SH           OTHER          1           0       573700   0
ACQUS CO
-----------------------------------------------------------------------------------------------------------------------------------
TRANSFORMA ACQUISITION      COM         89366E100    4905      624800  SH           OTHER          1           0       624800   0
GROUP
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC NEW          SHS         G90073100   38444      350000  SH           OTHER          1           0       350000   0
-----------------------------------------------------------------------------------------------------------------------------------
TRIAN ACQUISITION I CORP    COM         89582E108    1770      200000  SH           OTHER          1           0       200000   0
-----------------------------------------------------------------------------------------------------------------------------------
TRIPLECROWN ACQUISITION     COM         89677G109    3067      346505  SH           OTHER          1           0       346505   0
CORP
-----------------------------------------------------------------------------------------------------------------------------------
UNION STREET ACQ CORP       COM         908536105    1125      143300  SH           OTHER          1           0       143300   0
-----------------------------------------------------------------------------------------------------------------------------------
UNISYS CORP                 COM         909214108   53298    19381110  SH           OTHER          1           0     19381110   0
-----------------------------------------------------------------------------------------------------------------------------------
UNITED REFINING ENERGY      COM         911360105     903      100000  SH           OTHER          1           0       100000   0
CORP
-----------------------------------------------------------------------------------------------------------------------------------